Retirement Benefits (Schedule of Benefit Obligations and Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation:
Curtailment (gain) loss		$ 159.0
Special termination benefit		354.7
Defined Benefit Pension Plans
Change in benefit obligation:
Benefit obligation at beginning of year	$ 14,839.7	12,230.9
Service cost	292.7	320.8	$ 268.4
Interest cost	458.5	411.6	419.0
Actuarial (gain) loss	(1,386.5)	1,556.0
Benefits paid	(579.4)	(467.8)
Plan amendments	17.6	0.0
Curtailment (gain) loss	(43.9)	90.4
Special termination benefit	0.0	317.2
Foreign currency exchange rate changes and other adjustments	(171.6)	380.6
Benefit obligation at end of year	13,427.1	14,839.7	12,230.9
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	11,713.0	10,056.0
Actual return on plan assets	(360.1)	1,434.3
Employer contribution	319.0	410.4
Benefits paid	(579.4)	(467.8)
Foreign currency exchange rate changes and other adjustments	(159.9)	280.1
Fair value of plan assets at end of year	10,932.6	11,713.0	10,056.0
Funded status	(2,494.5)	(3,126.7)
Unrecognized net actuarial loss	5,011.3	5,616.4
Unrecognized prior service (benefit) cost	25.0	14.5
Net amount recognized	2,541.8	2,504.2
Retiree Health Benefit Plans
Change in benefit obligation:
Benefit obligation at beginning of year	1,718.7	1,494.6
Service cost	41.5	46.4	39.1
Interest cost	57.3	52.9	53.2
Actuarial (gain) loss	(176.9)	30.2
Benefits paid	(82.8)	(60.1)
Plan amendments	(14.1)	0.0
Curtailment (gain) loss	2.5	105.2
Special termination benefit	0.0	37.5
Foreign currency exchange rate changes and other adjustments	(6.2)	12.0
Benefit obligation at end of year	1,540.0	1,718.7	1,494.6
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,372.4	1,961.2
Actual return on plan assets	32.6	462.0
Employer contribution	75.9	9.1
Benefits paid	(82.8)	(60.1)
Foreign currency exchange rate changes and other adjustments	0.0	0.2
Fair value of plan assets at end of year	2,398.1	2,372.4	$ 1,961.2
Funded status	858.1	653.7
Unrecognized net actuarial loss	140.6	182.0
Unrecognized prior service (benefit) cost	(299.9)	(395.0)
Net amount recognized	$ 698.8	$ 440.7